12. REVENUES (Details Narrative) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Deferred revenue	$ 70,724	$ 77,514
Maintenance Fees [Member]
Deferred revenue	44,420
Product Deposits [Member]
Deferred revenue	$ 26,304